Stockholders' Equity (Deficit) - Schedule of Warrants Purchase Exercise Price Range (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 35.65	$ 31.26
Number of warrants outstanding (in Dollars)	$ 37,556	$ 40,767
Weighted average remaining contractual life (years)	1 year 3 months 18 days	1 year 11 months 12 days
Weighted average exercise price of outstanding warrants	$ 35.65	$ 31.26
Number of warrants exercisable (in Shares)	37,556	40,767
Weighted average exercise price of exercisable warrants	$ 35.65	$ 31.26
Range of exercise price $25.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 25	$ 25
Number of warrants outstanding (in Dollars)	$ 5,556	$ 7,717
Weighted average remaining contractual life (years)	1 year 7 months 9 days	2 years 14 days
Weighted average exercise price of outstanding warrants	$ 25	$ 25
Number of warrants exercisable (in Shares)	5,556	7,717
Weighted average exercise price of exercisable warrants	$ 25	$ 25
Range of exercise price $37.50 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 37.5	$ 37.5
Number of warrants outstanding (in Dollars)	$ 32,000	$ 33,050
Weighted average remaining contractual life (years)	1 year 3 months	1 year 11 months 4 days
Weighted average exercise price of outstanding warrants	$ 37.5	$ 37.5
Number of warrants exercisable (in Shares)	32,000	33,050
Weighted average exercise price of exercisable warrants	$ 37.5	$ 37.5